Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
12. Property and Equipment, Net
Property and equipment, net consisted of the following:

	December 31,
	2018	2019
Furniture and fixtures	$930	$930
Computer and office equipment	4,336	4,843
Computer software	3,729	4,332
Leasehold improvements	2,148	2,154

	11,143	12,259
Less: Accumulated depreciation and amortization	(8,066)	(9,595)

Property and equipment, net	$3,077	$2,664

Depreciation and amortization expense related to property and equipment was $1,603 and $1,769 for the years ended December 31, 2018 and 2019, respectively.